Liquidity and going concern (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net working capital	$ 80,513	$ 54,022
Cash and cash equivalents	71,842	60,905	$ 27,839
Debt and capital lease obligations	54,422	79,032
Current portion of long-term debt (note 15)	8,993	48,097
Net loss from continuing operations	(61,106)	(99,395)	(99,154)
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	(47,457)	(80,442)	$ (69,068)
Accumulated deficit	$ (966,869)	$ (956,890)